Other liabilities (Table)	12 Months Ended
Dec. 31, 2019
23. Other liabilities
Other liabilities

23 Other liabilities

	2019	2018
	£m	£m
Accruals and deferred income[a]	3,472	3,877
Other creditors	3,257	3,540
Items in the course of collection due to other banks	213	277
Obligations under finance lease	-	22
Lease liabilities[b] (refer to Note 21)	1,563	-
Other liabilities	8,505	7,716

Notes

a Upon adoption of IFRS 16 on 1 January 2019, £40m of rent free adjustments which were previously recorded within accruals and deferred income were transferred to right of use asset impairment allowance. Please see Note 1 for further detail.